Taxes (Tables)	6 Months Ended
Jan. 31, 2026
Taxes [Abstract]
Schedule of Components of the Income Tax Provision

The components of the income tax provision are as follows:

	For the Six Months Ended January 31,
	2026	2025
	(Unaudited)	(Unaudited)
Current tax provision
Outside of Japan	$(331,261)	$120,918
Inside of Japan	130,950	1,786
	(200,411)	122,704
Deferred tax provision (benefit)
Outside of Japan	1,190,853	98,732
Inside of Japan	(485,505)	(605,743)
	705,348	(507,011)

Total income tax provision	$504,937	$(384,307)

Schedule of Deferred Tax Assets, Net and Deferred Tax Liabilities

Deferred tax assets, net and deferred tax liabilities are composed of the following:

	As of January 31,	As of July 31,
	2026	2025
	(Unaudited)	(Unaudited)
Deferred tax assets:
Fixed assets depreciation adjustment	$97,308	$85,190
Software depreciation adjustment	—	51,958
Amortization of investment in films and TV series	250,578	165,146
Accrued asset retirement obligation	61,953	56,735
Operating lease liabilities	1,276,635	1,555,157
Net operating loss	1,450,905	357,947
Total deferred tax assets	3,137,379	2,272,133
Valuation allowance	(1,420,384)	(49,909)
Total deferred tax assets, net of valuation allowance	1,716,995	2,222,224
Net off with deferred tax liabilities	(1,654,027)	(2,173,157)
Deferred tax assets, net	$62,968	$49,067
	As of January 31,	As of July 31,
	2026	2025
Deferred tax liabilities
Advance to game developers	$4,904,363	$3,782,403
Prepaid royalties and prepaid expenses	1,651,981	1,373,710
Right-of-use assets	1,298,285	1,534,321
Realized contingent gains	—	1,607,769
Foreign interest	93,682	83,115
Capitalized SaaS costs	517,133	—
Other	8,569	—
Total deferred tax liabilities	8,474,013	8,381,318
Net off with deferred tax assets	(1,654,027)	(2,173,157)
Deferred tax liabilities, net	$6,819,986	$6,208,161

Schedule of Movement of the Valuation Allowance

Movement of the valuation allowance:

	For the Six Months Ended January 31,	For the Years ended July 31,
	2026	2025
	(Unaudited)
Beginning balance	49,909	$56,911
Current year addition	1,420,384	—
Current year reversal	(48,396)	(11,560)
Exchange difference	(1,513)	4,558
Ending balance	$1,420,384	$49,909

Schedule of Reconciles the Federal statutory Rate to the Group’s Effective Tax Rate

The following table reconciles the Federal statutory rate to the Group’s effective tax rate for the six months ended January 31, 2026 and 2025:

	For the six months ended
	January 31,
	2026		2025
	(Unaudited)		(Unaudited)
U.S. federal statutory tax rate	$(137,824)	21.00%	$53,440	21.00%
State and local income taxes, net of federal income tax effect	—	—%	—	—%
Foreign tax effects
Japan	(184,054)	28.04%	(237,639)	(93.38)%
Cayman Islands	81,637	(12.44)%	—	—%
Other countries	(82,127)	12.51%	36,407	14.31%
Return-to-provision true-up adjustment	(332,660)	50.69%	—	—%
Effect of change in tax rates	113,629	(17.31)%	—	—%
Loss of preferential tax treatment	343,461	(52.33)%	—	—%
Change in valuation allowance
Singapore	736,560	(112.23)%	—	—%
Taiwan	(48,396)	7.37%	44,081	17.32%
Other countries	183	(0.03)%	—	—%
Non-deductible expenses	14,528	(2.15)%	(280,596)	(110.26)%
Provision for income taxes	$504,937	(76.88)%	$(384,307)	(151.02)%

The following table reconciles the Japanese statutory rate to the Group’s effective tax rate for the six months ended January 31, 2026 and 2025:

	For the six months ended
	January 31,
	2026		2025
	(Unaudited)		(Unaudited)
Japan statutory income tax rate	$(227,016)	34.59%	$88,024	34.59%
Foreign tax effects
Singapore	(87,824)	13.38%	(283,985)	(111.60)%
Cayman Islands	134,468	(20,49)%	—	—%
Other countries	(141,996)	21.64%	48,169	18.93%
Return-to-provision true-up adjustment	(332,660)	50.69%	—	—%
Effect of change in tax rates	113,629	(17.31)%	—	—%
Loss of preferential tax treatment	343,461	(52.33)%	—	—%
Change in valuation allowance
Singapore	736,560	(112.23)%	—	—%
Taiwan	(48,396)	7.37%	44,081	17.32%
Other countries	183	(0.03)%	—	—%
Non-deductible expenses	14,528	(2.14)%	(280,596)	(110.26)%
Provision for income taxes	$504,937	(76.88)%	$(384,307)	(151.02)%

Schedule of Taxes Payable

Taxes payable consist of the following:

	As of
	January 31, 2026 (Unaudited)	July 31, 2025
Income tax payable	$130,230	$52,758
Consumption tax payable in Japan	332,174	240,724
Total tax payable	$462,404	$293,482